Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Short Term Borrowings [Abstract]
Schedule of short-term bank borrowings
As at December 31:	2018	2017
Credit facilities from banks	$—	$2,074